ARK FUNDS

                          CORPORATE II CLASS PROSPECTUS

                       SUPPLEMENT DATED AUGUST 15, 2002 TO
               CORPORATE II CLASS PROSPECTUS DATED AUGUST 21, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1. In the "PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES" section on page 11 of the Prospectus, the following sentence is inserted at the end of the first paragraph under General Information:

          "FROM SEPTEMBER 13, 2001 UNTIL THE REOPENING OF THE NEW YORK STOCK EXCHANGE, FOR U.S. TREASURY CASH MANAGEMENT PORTFOLIO, U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO, PRIME CASH MANAGEMENT PORTFOLIO, AND TAX-FREE CASH MANAGEMENT PORTFOLIO A BUSINESS DAY WILL BE ANY WEEKDAY, OTHER THAN A FEDERAL HOLIDAY, UNLESS THE FUND DETERMINES THAT BEING OPEN FOR BUSINESS IS NOT IN THE BEST INTEREST OF SHAREHOLDERS."

2. Effective January 1, 2002, ARK Funds Distributors, LLC is the distributor of the Portfolios.

     The section captioned "DISTRIBUTION OF PORTFOLIO SHARES" is replaced in its entirety with the following:

     ARK Funds Distributors, LLC, the Distributor of ARK Funds, receives no compensation for its distribution of Corporate Class Shares.

     In the section captioned "MORE INFORMATION ABOUT ARK FUNDS" the information under the term "DISTRIBUTOR" is replaced in its entirety with the following:

          ARK Funds Distributors, LLC
          Two Portland Square
          Portland, Maine 04101

3. Effective August 16, 2002, ARK Funds (the "Trust") ceased publicly offering shares of the Corporate II Class of the Tax-Free Cash Management Portfolio (the "Portfolio"). The Corporate II Class of the Portfolios has not commenced operations, and the Board of Trustees of the Trust has undertaken measures to close the Corporate II Class of the Portfolio effective as of the close of business on August 30, 2002.

      THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.